THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 15, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 15, 2002.

                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE


Report for the Calendar Quarter ended:  03/31/01

Check here if Amendment [ ]; Amendment Number: 2
     This Amendment (check only one.):  [ ] is a restatement.
                                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HBK Investments, L.P.
Address:  300 Crescent Court, Suite 700
          Dallas, Texas 75201

Form 13F File Number: 28-6078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Laurence H. Lebowitz
Title:    Managing Director
Phone:    (214) 758-6124

Signature, Place, and Date of Signing:

/X/ Laurence H. Lebowitz          Dallas, Texas       May 23, 2002
    Managing Director

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  25

Form 13F Information Table Value Total:  $272,679 (thousands)

List of Other Included Managers:  NONE

FORM 13F INFORMATION TABLE
                              TITLE OF                         VALUE     SHARES/  SH/  PUT/ INVSTMNT  OTHR    VOTING AUTHORITY
NAME OF ISSUER                 CLASS               CUSIP      (X$1000)   PRN AMT  PRN  CLL  DISCRETN  MGRS    SOLE   SHRD  NONE

ALBERTO CULVER CO              CL A            013068200         3901     117100  SHR         SOLE           117100     0     0
ALLIANCE SEMICONDUCTOR CORP    COM             01877H100         2319     199500  SHR         SOLE           199500     0     0
ALZA CORP DEL                  COM             022615108        18768     463400  SHR         SOLE           463400     0     0
AMERICAN GENERAL CORP          COM             026351106        38108     996300  SHR         SOLE           996300     0     0
AT & T CDA INC                 DEPS RCPT CL B  00207Q202        27027     925000  SHR         SOLE           925000     0     0
CAPSTONE TURBINE CORP          COM             14067D102         1917      71000  SHR         SOLE            71000     0     0
CENDANT CORP                   COM             151313103         1156      79200  SHR         SOLE            79200     0     0
CITIZENS COMMUNICATIONS CO     COM             17453B101        10594     837500  SHR         SOLE           837500     0     0
COMCAST CORP                   CL A SPL        200300200         4298     102400  SHR         SOLE           102400     0     0
GEORGIA PAC CORP               COM-TIMBER GRP  373298702         1656      57700  SHR         SOLE            57700     0     0
HONEYWELL INTL INC             COM             438516106         6324     155000  SHR         SOLE           155000     0     0
INTERMEDIA COMMUNICATIONS INC  COM             458801107         7734     445141  SHR         SOLE           445141     0     0
JOHNSON & JOHNSON              COM             478160104        25113     287100  SHR         SOLE           287100     0     0
MCN ENERGY GROUP INC           COM             55267J100         8032     311300  SHR         SOLE           311300     0     0
MRV COMMUNICATIONS INC         COM             553477100         1338     191978  SHR         SOLE           191978     0     0
NIAGARA MOHAWK HLDGS INC       COM             653520106        17208    1018200  SHR         SOLE          1018200     0     0
POWERTEL INC                   COM             73936C109         9780     177924  SHR         SOLE           177924     0     0
SEA CONTAINERS LTD             CL A            811371707         1774      97100  SHR         SOLE            97100     0     0
SMITHFIELD FOODS INC           COM             832248108         1628      50000  SHR         SOLE            50000     0     0
SYNAVANT INC                   COM             87157A105          773     172900  SHR         SOLE           172900     0     0
TYSON FOODS INC                CL A            902494103         5119     380000  SHR         SOLE           380000     0     0
UNITED MICROELECTRONICS CORP   SPONSORED ADR   910873207         1838     196400  SHR         SOLE           196400     0     0
UNITED STATES CELLULAR CORP    COM             911684108         7613     120100  SHR         SOLE           120100     0     0
US AIRWAYS GROUP INC           COM             911905107         2062      57600  SHR         SOLE            57600     0     0
VOICESTREAM WIRELESS CORP     COM             928615103        66601     721224  SHR         SOLE           721224     0     0



